Common Stock - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 20, 2021 USD ($) $ / shares shares	May 31, 2020 USD ($) shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Jan. 19, 2021 Common_Stock_Class	Sep. 30, 2020 shares	Jun. 30, 2020 shares	Dec. 31, 2019 shares	Sep. 30, 2019 shares	Jul. 22, 2019 $ / shares	Jun. 26, 2019 shares	Apr. 19, 2019 $ / shares shares
Common stock conversion description					20% of the sum of (i) the total number of ordinary shares issued and outstanding upon completion of the Initial Public Offering, plus (ii) the total number of Class A ordinary shares issued or deemed issued or issuable upon conversion or exercise of any equity- linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor upon conversion of Working Capital Loans.
Preferred shares authorized					1,000,000
Preference shares issued									0
Preference shares outstanding									0
Temporary Equity Outstanding			0		93,328,118
Number of classes of common stock | Common_Stock_Class						2
Payments for repurchase of common stock | $			$ 22,027	$ 0
Previously Reported [Member]
Common Shares Outstanding				832,394	1,270,698		1,066,749	841,072	965,797	1,038,579
Private Placement Warrants [Member]
Class of warrants redemption exercise price | $ / shares					$ 0.01
Class of warrant exercise price threshold | $ / shares					10.00
Public Warrants [Member]
Class of warrants redemption exercise price | $ / shares					0.10
Class of warrant exercise price threshold | $ / shares					$ 18.00
Former Executive Officer [Member] | Repurchase Of Stock [Member]
Notes receivable, amount of principal payment canceled | $		$ 900
Common Class A [Member]
Common stock shares authorized			2,750,000,000		500,000,000
Common stock par value | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001						$ 0.0001
Common Shares Outstanding			182,973,780		46,025,754
Common stock shares inculding redemption issued					20,125,000				20,125,000
Common stock shares inculding redemption outstanding					20,125,000				20,125,000
Class of warrants redemption exercise price | $ / shares											$ 11.50
Temporary Equity Outstanding					14,097,169				18,124,262
Pre-closing stock repurchase, net of exercise of vested options (in shares)	183,548	509,602			85,594
Payments for repurchase of common stock | $	$ 22,000				$ 100
Common Class B [Member]
Common stock shares authorized					50,000,000
Common stock par value | $ / shares					$ 0.0001								$ 0.0001
Common Shares Outstanding					5,031,250				5,031,250				4,312,500
Common Class B [Member] | Previously Reported [Member]
Common Shares Outstanding												4,312,500
Common Class B [Member] | Restatement Adjustment [Member]
Common Shares Outstanding												5,031,250